Fair Value (Fair Value Measurement - Nonrecurring Basis) (Detail) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages Held-for-sale, Fair Value Disclosure	$ 18
Commercial Finance Receivables and Loans, Net, Fair Value	113	131
Total assets	142	134
Mortgage Loans Held-For-Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lower of cost or fair value or valuation reserve allowance	0
Commercial Finance Receivables And Loans, Automotive [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	54	108
Lower of cost or fair value or valuation reserve allowance	(9)	(19)
Commercial Finance Receivables And Loans, Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	59	23
Lower of cost or fair value or valuation reserve allowance	(16)	(7)
Commercial Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lower of cost or fair value or valuation reserve allowance	(25)	(26)
Repossessed And Foreclosed Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets, Fair Value Disclosure	9	3
Lower of cost or fair value or valuation reserve allowance	(3)	(2)
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets, Fair Value Disclosure	2
Cost-method Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lower of cost or fair value or valuation reserve allowance	0
Assets, Total [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lower of cost or fair value or valuation reserve allowance	(28)	(28)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages Held-for-sale, Fair Value Disclosure	0
Commercial Finance Receivables and Loans, Net, Fair Value	0	0
Total assets	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial Finance Receivables And Loans, Automotive [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial Finance Receivables And Loans, Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	0	0
Fair Value, Inputs, Level 1 [Member] | Repossessed And Foreclosed Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1 [Member] | Cost-method Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets, Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages Held-for-sale, Fair Value Disclosure	0
Commercial Finance Receivables and Loans, Net, Fair Value	0	0
Total assets	0	0
Fair Value, Inputs, Level 2 [Member] | Commercial Finance Receivables And Loans, Automotive [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Commercial Finance Receivables And Loans, Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Repossessed And Foreclosed Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member] | Cost-method Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets, Fair Value Disclosure	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages Held-for-sale, Fair Value Disclosure	18
Commercial Finance Receivables and Loans, Net, Fair Value	113	131
Total assets	142	134
Fair Value, Inputs, Level 3 [Member] | Commercial Finance Receivables And Loans, Automotive [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	54	108
Fair Value, Inputs, Level 3 [Member] | Commercial Finance Receivables And Loans, Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	59	23
Fair Value, Inputs, Level 3 [Member] | Repossessed And Foreclosed Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets, Fair Value Disclosure	9	3
Fair Value, Inputs, Level 3 [Member] | Cost-method Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets, Fair Value Disclosure	$ 2